Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

ReadyCap Commercial, LLC
1320 Greenway Drive, Suite 560
Irving, Texas 75038

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by ReadyCap Commercial, LLC (the “Company”) and Deutsche Bank Securities Inc., J.P. Morgan Securities LLC, Citigroup Global Markets, Inc. and Performance Trust Capital Partners, LLC (together with the Company, the “Specified Parties”), related to the Specified Parties’ evaluation of certain information with respect to a portfolio of commercial mortgage loans in conjunction with the proposed offering of Ready Capital Mortgage Trust 2019-5, Commercial Mortgage Pass-Through Certificates.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

On January 15, 2019, representatives of the Company provided us with a computer-generated commercial mortgage loan data file and related record layout (the “Data File”) containing data, as represented to us by the Company, as of the close of business on December 31, 2018 (the “Cutoff Date”), with respect to 95 commercial mortgage loans (the “Mortgage Loans”) that are secured by 127 mortgaged properties (the “Mortgaged Properties”).

In addition, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Exhibit) related to the Mortgage Loans and their respective Mortgaged Properties.

We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our comparisons and recomputations were made using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans or Mortgaged Properties.

Member of Deloitte Touche Tohmatsu Limited

At your request, for each of the Mortgage Loans and their related Mortgaged Properties set forth on the Data File, we compared certain characteristics (except for the characteristics of the specified Mortgage Loans indicated in the calculations in the Exhibit or those identified as “Informational purposes only”) set forth on the Data File (the “Characteristics” as listed in the Exhibit) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.  We did not perform any procedures with respect to (i) the Characteristics relating to any Source Documents for certain Mortgage Loans and Mortgage Properties that were not provided to us by representatives of the Company (the “Missing Source Documents”), as set forth on the attached Appendix A or (ii) the Characteristics that we were unable to determine (the “Characteristics Unable To Determine”) from the related Source Documents for certain Mortgage Loans that were provided to us by representatives of the Company, as set forth on the attached Appendix B.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans or Mortgaged Properties underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or Mortgaged Properties or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

January 16, 2019

Exhibit

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents, as provided to us by representatives of the Company, with respect to each of the Mortgage Loans and the related Mortgaged Properties (the “Source Documents”).

Loan agreement, promissory notes, consolidated, amended and restated promissory notes, modification agreements, indentures, purchase and sale agreements, mortgage, deed of trusts, reserve agreements or loan extension agreement (collectively, the “Loan Agreement”);

The subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note, (collectively, “Subordinate Loan Document”);

The guaranty agreement (the “Guaranty”);

The master lease agreement (the “Master Lease Agreement”);

The ground lease agreement (the “Ground Lease Agreement”);

The closing statement (the “Closing Statement”);

The most recent real estate property appraisal report available or, if not available, the real estate property appraisal report at origination (the “Most Recent Appraisal Report”);

Metropolitan statistical area search posted on – www.censusreporter.org/search/ (the “MSA Website”);

Underwritten rent rolls, borrower rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The property engineering reports (collectively, the “Engineering Report”);

The phase I environmental reports (collectively, the “Phase I Report”);

The phase II environmental reports (collectively, the “Phase II Report”);

The seismic reports (collectively, the “Seismic Report”);

The property management agreements (collectively, the “Property Management Agreement”);

The cash management agreement or lockbox agreement (collectively, the “Cash Management Agreement”);

An electronic data file with respect to most recent underwritten financial summaries and operating statements (the “Underwritten Operating Statement File”); and

An electronic data file with respect to certain servicer information (the “Servicer File”).

No.	Characteristic on Data File	Source Document
1	Mortgage Loan Number	Informational purposes only
2	Rank	Informational purposes only
3	Property Name	Informational purposes only
4	Loan Type	Loan Agreement
5	Loan Group	Informational purposes only
6	Whole Loan Interest Rate (%)	Loan Agreement
7	Initial Loan Funding ($)	Servicer File
8	Full Loan Funding ($)	Loan Agreement
9	Total Original Reserves / Earnout ($)	Calculation - see procedures below
10	Total Funded Current Reserves at Servicer ($)	Calculation - see procedures below
11	Cut-Off Date Whole Loan Balance ($)	Servicer File
12	Cut-Off Date Whole Loan & Senior Included Participation Balance ($)	Informational purposes only
13	Senior Included Participation ($)	Informational purposes only
14	Senior Included Participation (%)	Informational purposes only
15	Cut-Off Date Junior Excluded Participation Balance (incl Future Funding) ($)	Informational purposes only
16	Senior Included Participation Rate (%)	Informational purposes only
17	Cut-Off Date Balance Per SF ($)	Calculation - see procedures below
18	% Of Initial Pool Balance	Calculation - see procedures below
19	Maturity Balance ($)	Calculation - see procedures below
20	Total Remaining Reserves / Earnout Funded with Servicer ($)	Calculation - see procedures below
21	Original Future Funding ($)	Loan Agreement
22	Current Future Funding ($)	Servicer File
23	Original Earnout ($)	Loan Agreement
24	Current Earnout ($)	Servicer File
25	Upfront Capital Expenditure Reserve ($)	Loan Agreement
26	Current Balance Capital Expenditure Reserve ($)	Servicer File
27	Current Monthly Capital Expenditure Reserve ($)	Servicer File
28	Capital Expenditure Reserve Cap ($)	Loan Agreement
29	Upfront TI/LC Reserve ($)	Loan Agreement
30	Current Balance TI/LC Reserve ($)	Servicer File
31	Current Monthly TI/LC Reserve ($)	Servicer File
32	TI/LC Reserve Cap ($)	Loan Agreement
33	Upfront Debt Service Reserve ($)	Loan Agreement
34	Current Balance Debt Service Reserve ($)	Servicer File
35	Current Monthly Debt Service Reserve ($)	Servicer File
36	Other Reserve Type	Loan Agreement
37	Upfront Other Reserve ($)	Loan Agreement

No.	Characteristic on Data File	Source Document
38	Current Balance Other Reserve ($)	Servicer File
39	Current Monthly Other Reserve ($)	Servicer File
40	Other Reserve Type Cap ($)	Loan Agreement
41	General Property Type	Most Recent Appraisal Report
42	Property Subtype	Most Recent Appraisal Report
43	Property Street	Most Recent Appraisal Report
44	Property City	Most Recent Appraisal Report
45	Property County	Most Recent Appraisal Report
46	Property State	Most Recent Appraisal Report
47	Property Zip	Most Recent Appraisal Report
48	GEOtier	Informational purposes only
49	MSA	MSA Website
50	MSA Rank	MSA Website
51	Borrower Entity	Loan Agreement
52	State of SPE	Informational purposes only
53	Recycled SPE (Y/N)	Informational purposes only
54	Sponsors	Informational purposes only
55	Guarantors	Informational purposes only
56	Guarantor Liquidity	Informational purposes only
57	Related Borrower Within Pool	Loan Agreement
58	Total Related % Within Pool	Calculation - see procedures below
59	SPE	Loan Agreement
60	Carve-out Guarantor Flag	Guaranty or Loan Agreement
61	Recourse Flag	Guaranty or Loan Agreement
62	% Recourse	Guaranty or Loan Agreement
63	Square Feet	Rent Roll
64	# of Units	Rent Roll
65	If Multifamily - Unit Breakdown	Rent Roll
66	If Multifamily, % Section 8	Rent Roll
67	Year Built	Most Recent Appraisal Report
68	Most Recent Year Renovated	Most Recent Appraisal Report
69	Most Recent Physical Occupancy %	Rent Roll
70	Physical Occupancy % As-of-Date	Rent Roll
71	Origination Date	Loan Agreement
72	First Payment Date	Loan Agreement
73	Last IO Payment Date	Loan Agreement
74	First P&I Payment Date	Loan Agreement

No.	Characteristic on Data File	Source Document
75	Grace Period Days	Loan Agreement
76	Grace Period Late Fee	Loan Agreement
77	Maturity Date	Loan Agreement
78	# Extension Options	Loan Agreement
79	# Months Per Extension	Loan Agreement
80	Fully Extended Maturity Date	Loan Agreement
81	Extended Loan Term (months)	Loan Agreement
82	Loan Seasoning (months)	Calculation - see procedures below
83	Original Loan Term (months)	Loan Agreement
84	Remaining Loan Term (months)	Calculation - see procedures below
85	Original IO Period (months)	Loan Agreement
86	Remaining IO Period (months)	Calculation - see procedures below
87	Original Amortization Term (months)	Loan Agreement
88	Remaining Amortization Term (months)	Calculation - see procedures below
89	Next Due Date	Servicer File
90	Interest Type (e.g. fixed, variable, etc.)	Loan Agreement
91	Interest Accrual Method	Loan Agreement
92	Prepayment Penalty	Loan Agreement
93	Prepayment Penalty Expiration Date	Loan Agreement
94	Master Leases (Yes/No)	Master Lease Agreement
95	Single Tenant (Yes/No)	Rent Roll
96	Owner Occupied %	Rent Roll
97	Government Tenant (Yes/No)	Rent Roll
98	Largest Tenant Name	Rent Roll
99	Largest Tenant Lease Expiration	Rent Roll
100	Largest Tenant SF	Rent Roll
101	Largest Tenant % of NRSF	Calculation - see procedures below
102	Second Largest Tenant Name	Rent Roll
103	Second Largest Tenant Lease Expiration	Rent Roll
104	Second Largest Tenant SF	Rent Roll
105	Second Largest Tenant % of NRSF	Calculation - see procedures below
106	Third Largest Tenant Name	Rent Roll
107	Third Largest Tenant Lease Expiration	Rent Roll
108	Third Largest Tenant SF	Rent Roll
109	Third Largest Tenant % of NRSF	Calculation - see procedures below
110	Fourth Largest Tenant Name	Rent Roll
111	Fourth Largest Tenant Lease Expiration	Rent Roll

No.	Characteristic on Data File	Source Document
112	Fourth Largest Tenant SF	Rent Roll
113	Fourth Largest Tenant % of NRSF	Calculation - see procedures below
114	Fifth Largest Tenant Name	Rent Roll
115	Fifth Largest Tenant Lease Expiration	Rent Roll
116	Fifth Largest Tenant SF	Rent Roll
117	Fifth Largest Tenant % of NRSF	Calculation - see procedures below
118	Environmental Phase I Report Date	Phase I Report
119	Environmental Phase II (Yes/No)	Phase II Report
120	Engineering Report Date	Engineering Report
121	Earthquake Insurance Required (Yes/No)	Seismic Report
122	Seismic Report Date	Seismic Report
123	PML (%)	Seismic Report
124	Appraised Value As-Is ($)	Most Recent Appraisal Report
125	Appraisal As-of-Date As-Is	Most Recent Appraisal Report
126	Appraised Value As-Stabilized ($)	Most Recent Appraisal Report
127	Appraisal Stabilized Date	Most Recent Appraisal Report
128	UW Stabilized NCF ($)	Underwritten Operating Statement File
129	Cut-Off Date LTV As-Is (%)	Calculation - see procedures below
130	Cut-Off Date All-In LTV As-Is (%)	Calculation - see procedures below
131	Maturity Date LTV (%)	Calculation - see procedures below
132	Cut-Off Date LTV As-Stabilized (%)	Calculation - see procedures below
133	Third Most Recent Potential Gross Income ($)	Underwritten Operating Statement File
134	Third Most Recent Vacancy & Collection Loss ($)	Underwritten Operating Statement File
135	Third Most Recent Effective Gross Income ($)	Underwritten Operating Statement File
136	Third Most Recent Operating Expenses ($)	Underwritten Operating Statement File
137	Third Most Recent NOI ($)	Underwritten Operating Statement File
138	Third Most Recent Capital Expenses ($)	Underwritten Operating Statement File
139	Third Most Recent NCF ($)	Underwritten Operating Statement File
140	Third Most Recent Date	Underwritten Operating Statement File
141	Second Most Recent Potential Gross Income ($)	Underwritten Operating Statement File
142	Second Most Recent Vacancy & Collection Loss ($)	Underwritten Operating Statement File
143	Second Most Recent Effective Gross Income ($)	Underwritten Operating Statement File
144	Second Most Recent Operating Expenses ($)	Underwritten Operating Statement File
145	Second Most Recent NOI ($)	Underwritten Operating Statement File
146	Second Most Recent Capital Expenses ($)	Underwritten Operating Statement File
147	Second Most Recent NCF ($)	Underwritten Operating Statement File
148	Second Most Recent Date	Underwritten Operating Statement File

No.	Characteristic on Data File	Source Document
149	UW Effective Gross Income ($)	Underwritten Operating Statement File
150	UW Vacancy & Collection Loss ($)	Underwritten Operating Statement File
151	UW Operating Expenses ($)	Underwritten Operating Statement File
152	UW NOI ($)	Underwritten Operating Statement File
153	UW Capital Expenses ($)	Underwritten Operating Statement File
154	UW NCF ($)	Underwritten Operating Statement File
155	UW NCF Debt Yield (%)	Calculation - see procedures below
156	UW NCF Amortizing DSCR (x)	Calculation - see procedures below
157	UW NOI Amortizing DSCR (x)	Calculation - see procedures below
158	UW NOI Debt Yield (%)	Calculation - see procedures below
159	UW Date	Underwritten Operating Statement File
160	Most Recent Potential Gross Income ($)	Underwritten Operating Statement File
161	Most Recent Vacancy & Collection Loss ($)	Underwritten Operating Statement File
162	Most Recent Effective Gross Income ($)	Underwritten Operating Statement File
163	Most Recent Operating Expenses ($)	Underwritten Operating Statement File
164	Most Recent NOI ($)	Underwritten Operating Statement File
165	Most Recent Capital Expenses ($)	Underwritten Operating Statement File
166	Most Recent NCF ($)	Underwritten Operating Statement File
167	Most Recent NOI DY (%)	Calculation - see procedures below
168	Most Recent Amortizing NOI DSCR (x)	Calculation - see procedures below
169	Most Recent IO NOI DSCR (x)	Calculation - see procedures below
170	Most Recent Date	Underwritten Operating Statement File
171	Ownership Interest	Title Policy
172	Loan Purpose	Closing Statement
173	Purchase Price	Closing Statement
174	Lockbox In Place	Cash Management Agreement
175	Lockbox Type	Cash Management Agreement
176	Annual IO Debt Service ($)	Calculation - see procedures below
177	Annual IO Debt Service Incl Pari Passu ($)	Calculation - see procedures below
178	Annual Amortizing Debt Service ($)	Calculation - see procedures below
179	Annual Amortizing Debt Service Incl Pari Passu ($)	Calculation - see procedures below
180	Upfront Insurance Escrow ($)	Loan Agreement
181	Current Insurance Escrow ($)	Servicer File
182	Monthly Insurance Escrow ($)	Servicer File
183	Upfront Tax Escrow ($)	Loan Agreement
184	Current Tax Escrow ($)	Servicer File
185	Monthly Tax Escrow ($)	Servicer File

No.	Characteristic on Data File	Source Document
186	Cross Collateralized (Yes/No)	Loan Agreement or Subordinate Loan Document
187	Cross Defaulted (Yes/No)	Loan Agreement or Subordinate Loan Document
188	Ground Lease (Yes/No)	Ground Lease Agreement
189	Ground Lease Expiration	Ground Lease Agreement
190	Annual Ground Rent Payment	Ground Lease Agreement
191	Annual Ground Rent Increases	Ground Lease Agreement
192	Mortgage Loan Seller	Loan Agreement
193	Loan Status	Servicer File
194	Servicing As of Date	Servicer File
195	Property Management	Property Management Agreement
196	Independent Director (Y/N)	Informational purposes only
197	Non-Con (Y/N)	Informational purposes only
198	TIC(Y/N)	Informational purposes only
199	DST(Y/N)	Informational purposes only

Calculation Procedures

With respect to Characteristic 9, we recomputed the Total Original Reserves / Earnout ($) as the sum of (i) Upfront Capital Expenditure Reserve ($), (ii) Upfront TI/LC Reserve ($), (iii) Upfront Debt Service Reserve ($) and (iv) Upfront Other Reserve ($).

With respect to Characteristic 10, we recomputed the Total Funded Current Reserves at Servicer ($) as the positive difference, if any, between (i) Total Original Reserves / Earnout ($) and (ii) the Total Remaining Reserves / Earnout Funded with Servicer.

With respect to Characteristic 17, we recomputed the Cut-Off Date Balance Per Square Foot ($) as the quotient of the (i) Cut-Off Date Whole Loan Balance ($) and (ii) Square Feet, or in the case of those Mortgage Loans with a General Property Type of “Multifamily” or “MHC,” # of Units.

With respect to Characteristic 18, we recomputed the % Of Initial Pool Balance as the quotient of the (i) Senior Included Participation ($) for the respective Mortgage Loan and (ii) sum of the Senior Included Participation ($) for all Mortgage Loans.

With respect to Characteristic 19, we recomputed the Maturity Balance ($) assuming, at your request, no prepayments of principal, using the Full Loan Funding ($), Whole Loan Interest Rate (%), Interest Accrual Method, Maturity Date, First Payment Date, “fixed principal & interest payment amount (as set forth on or derived from the Loan Agreement), Original IO Period (months) (if applicable) and Original Loan Term (months).  This procedure was only performed for those Mortgage Loans with a Loan Type of “balloon” (except as provided below). At the instruction of the Company, (i) we did not perform such recompuation for the Mortgage Loans identified on the Data File as “CVS Stow OH, ” “CVS Southington,” “CVS Willimantic,” “CubeSmart Missouri City,” “Park Station Apartments” and “Belleair Bazaar” and (ii) for those Mortgage Loans not indicating a Loan Type of “balloon,” we assumed a Maturity Balance equal to $0.

With respect to Characteristic 20, we recomputed the Total Remaining Reserves / Earnout Funded with Servicer ($) as the sum of (i) Current Balance Capital Expenditure Reserve ($), (ii) Current Balance Debt Service Reserve ($), (iii) Current Balance Other Reserve ($) and (iv) Current Balance TI/LC Reserve ($).

With respect to Characteristic 58, we recomputed the Total Related % Within Pool as the quotient of (i) the sum of the Senior Included Participation ($) for the Mortgage Loans with the same Related Borrower Within Pool as the respective Mortgage Loan and (ii) the sum of the Senior Included Participation ($) for all Mortgage Loans.

With respect to Characteristic 82, we recomputed the Loan Seasoning (months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cutoff Date

With respect to Characteristic 84, we recomputed the Remaining Loan Term (months) as the difference between the Original Loan Term (months) and the Loan Seasoning (months).

With respect to Characteristic 86, we recomputed the Remaining IO Period (months) as the difference between the Original IO Period (months) and the Loan Seasoning (months).

With respect to Characteristic 88, we recomputed the Remaining Amortization Term (months) as the difference between the Original Amortization Term (months) and the Loan Seasoning (months).  With respect to those Mortgage Loans with an Original IO Period (months) greater than zero, for purposes of the procedure indicated herein, the Loan Seasoning (months) is reduced by (but to a result not less than zero) the Original IO Period (months).

With respect to Characteristic 101, we recomputed the Largest Tenant % of NRSF as the quotient of the (i) Largest Tenant SF and (ii) Square Feet. This procedure was only performed for those Mortgage Loans with a Tenant SF greater than zero.

With respect to Characteristic 105, we recomputed the Second Largest Tenant % of NRSF as the quotient of the (i) Second Largest Tenant SF and (ii) Square Feet. This procedure was only performed for those Mortgage Loans with a Second Largest Tenant SF greater than zero.

With respect to Characteristic 109, we recomputed the Third Largest Tenant % of NRSF as the quotient of the (i) Third Largest Tenant SF and (ii) Square Feet. This procedure was only performed for those Mortgage Loans with a Third Largest Tenant SF greater than zero.

With respect to Characteristic 113, we recomputed the Fourth Largest Tenant % of NRSF as the quotient of the (i) Fourth Largest Tenant SF and (ii) Square Feet. This procedure was only performed for those Mortgage Loans with a Fourth Largest Tenant SF greater than zero.

With respect to Characteristic 117, we recomputed the Fifth Largest Tenant % of NRSF as the quotient of the (i) Fifth Largest Tenant SF and (ii) Square Feet. This procedure was only performed for those Mortgage Loans with a Fifth Largest Tenant SF greater than zero.

With respect to Characteristic 129, we recomputed the Cut-Off Date LTV As-Is (%) as the quotient of the (i) Cut-Off Date Whole Loan Balance ($) and (ii) Appraised Value As-Is ($).

With respect to Characteristic 130, we recomputed the Cut-Off Date All-In LTV As-Is (%) as the quotient of the (i) Full Loan Funding ($) and (ii) Appraised Value As-Is ($). With respect to the Mortgage Loans identified on the Data File as “Belleair Bazaar” and “Park Station Apartments” we recomputed the Cut-Off Date All-In LTV As-Is (%) as the quotient of the (i) Cut-Off Date Whole Loan Balance ($) and (ii) Appraised Value As-Is ($).

With respect to Characteristic 131, we recomputed the Maturity Date LTV (%) as the quotient of the (i) Maturity Balance ($) and (ii) the Appraised Value As-Stabilized ($) or, for those Mortgage Loans for which an with an Appraised Value As-Stabilized ($) was not available, the Appraised Value As-Is ($).

With respect to Characteristic 132, we recomputed the Cut-Off Date LTV As-Stabilized (%), as the quotient of the (i) Cut-Off Date Whole Loan Balance ($) and (ii) Appraised Value As-Stabilized ($) or, for those Mortgage Loans for which an with an Appraised Value As-Stabilized ($) was not available, the Appraised Value As-Is ($).

With respect to Characteristic 155, we recomputed the UW NCF Debt Yield (%) as the quotient of the (i) UW NCF ($) and (ii) Cut-Off Date Whole Loan Balance ($).

With respect to Characteristic 156, we recomputed the UW NCF Amortizing DSCR (x) as the quotient of (i) the UW NCF ($) and (ii) the Annual Amortizing Debt Service Incl Pari Passu ($) or, for those Mortgage Loans with an Remaining IO Period (months) greater than zero, the Annual IO Debt Service.

With respect to Characteristic 157, we recomputed the UW NOI Amortizing DSCR (x) as the quotient of the (i) UW NOI ($) and (ii) the Annual Amortizing Debt Service Incl Pari Passu ($) or, for those Mortgage Loans with an Remaining IO Period (months) greater than zero, the Annual IO Debt Service .

With respect to Characteristic 158, we recomputed the UW NOI Debt Yield (%) as the quotient of the (i) UW NOI ($) and (ii) Cut-Off Date Whole Loan Balance ($).

With respect to Characteristic 167, we recomputed the Most Recent NOI DY (%) by dividing the (i) Most Recent NOI ($) and (ii) Cut-Off Date Whole Loan Balance ($). This procedure was only performed for those Mortgage Loans with a Most Recent NOI greater than $0.

With respect to Characteristic 168, we recomputed the Most Recent Amortizing NOI DSCR (x) as the quotient of the (i) Most Recent NOI ($) and (ii) Annual Amortizing Debt Service Incl Pari Passu.  This procedure was only performed for those Mortgage Loans with a Most Recent NOI greater than $0 and an Original Amortization Term (months) greater than zero

With respect to Characteristic 169, we recomputed the Most Recent IO NOI DSCR as the quotient of the (i) Most Recent NOI ($) and (ii) Annual IO Debt Service Incl Pari Passu.  This procedure was only performed for those Mortgage Loans with a Remaining IO Period (months) greater than zero.

With respect to Characteristic 176, we recomputed the Annual IO Debt Service ($) as the product of (a) Initial Loan Funding ($), (b) Whole Loan Interest Rate (%) and (c) 365/360, in the case of those Mortgage Loans with an Interest Accrual Method of “Actual/360”. This procedure was only performed for those Mortgage Loans with a Remaining IO Period (months) greater than zero.

With respect to Characteristic 177, we recomputed the Annual IO Debt Service Incl Pari Passu ($) as the product of (a) Full Loan Funding ($), (b) Whole Loan Interest Rate (%) and (c) 365/360, in the case of those Mortgage Loans with an Interest Accrual Method of “Actual/360”. This procedure was only performed for those Mortgage Loans with a Remaining IO Period (months) greater than zero and with respect to the Mortgage Loans identified on the Data File as “Belleair Bazaar” and “Park Station Apartments” we were instructed to replace clause (i) of this procedure with Cut-Off Date Whole Loan Balance ($).

With respect to Characteristic 178, we recomputed the Annual Amortizing Debt Service ($) using the Initial Loan Funding ($), Whole Loan Interest Rate (%) and Original Amortization Term (months).  This procedure was only performed for those Mortgage Loans with an Original Amortization Term (months) greater than zero (except as indicated below). At the instruction of the Company, we did not perform such recompuation for the Mortgage Loan identified on the Data File as “CubeSmart Missouri City.”

With respect to Characteristic 179, we recomputed the Annual Amortizing Debt Service Incl Pari Passu ($) using the Full Loan Funding ($), Whole Loan Interest Rate (%) and Original Amortization Term (months).  This procedure was only performed for those Mortgage Loans with an Original Amortization Term (months) greater than zero (except as indicated below).  At the instruction of the Company, we did not perform such recompuation for the Mortgage Loan identified on the Data File as “CubeSmart Missouri City.”

Appendix A

Missing Source Documents

Mortgage Loan	Missing Source Documents
Sutter Health Imaging Center	Guaranty*
United Supermarket	Guaranty*
*The Loan Agreement for the respective Mortgage Loan did not indicate the Carve-out Guarantor Flag, Recourse Flag or % Recourse.

Mortgage Property	Missing Source Documents
16400 N. May Ave.	Title Policy
Miracle Mile Shops	Title Policy
Griffin Street Apartments	Title Policy
CVS Willimantic	Title Policy
CVS Southington	Ground Lease Agreement

Appendix B

Characteristics Unable to Determine

Mortgage Loan	Characteristics
Sutter Health Imaging Center	Loan Purpose, Purchase Price
Matamoras, PA, Lowes	Loan Purpose, Purchase Price
United Supermarket	Loan Purpose, Purchase Price
Oaks at St Johns Apts	Loan Purpose, Purchase Price
Price Chopper	Loan Purpose, Purchase Price
Tewksbury MA Ahold	Loan Purpose, Purchase Price
Frenchtown Plaza North Kingstown RI	Loan Purpose, Purchase Price
Sugarloaf Marketplace	Loan Purpose, Purchase Price
25 LeHoux Drive	Loan Purpose, Purchase Price
CVS Willimantic	Loan Purpose, Purchase Price
CVS Bangor PA	Loan Purpose, Purchase Price
CVS Washington DC	Loan Purpose, Purchase Price
CVS Stow OH	Loan Purpose, Purchase Price
City of Jasper	Loan Purpose, Purchase Price
CVS Southington	Loan Purpose, Purchase Price
Autozone	Loan Purpose, Purchase Price